SHAREHOLDER  LETTER


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Your Fund's Goal: Franklin Rising Dividends Fund seeks long-term capital appreciation. Preservation of capital is also an important consideration. The Fund invests in the equity securities of companies that have paid consistently rising dividends over the past 10 years.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you Franklin Rising Dividends Fund's annual report for the period ended September 30, 2001.

ECONOMIC OVERVIEW

U.S. economic growth, as measured by gross domestic product (GDP), slowed considerably during the 12 months under review compared to the robust economic activity during the Fund's previous fiscal year. After growing at a 1.9% annualized rate during the first quarter of the reporting period, GDP growth slowed to an annualized 0.3% for the second quarter of 2001. It is likely that the shock and tragedy of the terrorist attacks on September 11 contributed to the annualized 0.4% GDP contraction for the third quarter of 2001. Rising unemployment, falling consumer confidence, contracting manufacturing output and lower stock prices -- particularly in certain technology sectors -- exerted downward pressure on the domestic economy during the year under review.


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 15.


CONTENTS

Shareholder Letter ...............................................             1

Performance Summary ..............................................             8

Financial Highlights &
Statement of Investments .........................................            12

Financial Statements .............................................            17

Notes to
Financial Statements .............................................            20

Independent
Auditors' Report .................................................            23

Tax Designation ..................................................            24


F U N D  C A T E G O R Y
[PYRAMID GRAPHIC]

"Fortunately, there seemed to be some economic stimulus in the pipeline."

Fortunately, there seemed to be some economic stimulus in the pipeline. Beginning in the second quarter of 2001, many tax-payers received tax rebate checks. Additional tax relief for consumers and businesses also appeared likely. Meanwhile, the federal government planned spending increases. The Federal Reserve Board lowered its target for the federal funds rate by 350 basis points (3.5%) during the year under review, bringing it to 3.0% by period-end, with further reductions expected. Market interest rates, particularly for high-quality borrowers, also fell substantially. Lower mortgage rates sparked another refinancing cycle. Corporations with floating rate debt outstanding benefited from sharp interest rate reductions for their loans. Energy prices, particularly for natural gas, came down significantly, and the prices of other important commodities, such as lumber, experienced meaningful declines. While we acknowledge that many of these changes point to signs of a weakened economy, we believe it is important to note that they are the cyclical adjustments that ultimately may generate future economic expansion.

Most major stock market indexes suffered double-digit declines during the fiscal year ended September 30, 2001. Of the broad industry groups, technology fared the worst as evidenced by the -58.69% return of the technology-heavy Nasdaq Composite Index.(1) Small stocks generally outperformed large stocks; the Standard & Poor's 600(R) Small-Cap Index (S&P 600(R)) returned

1. Source: Standard & Poor's Micropal. The unmanaged Nasdaq Composite Index measures all Nasdaq National Market common stocks. The index is market value-weighted and includes over 4,000 companies.

-10.62% for the 12-month period, while the Standard & Poor's 500(R) (S&P 500(R)) Composite Index returned -26.62% for the same time.2 The market sectors that experienced the most extreme moves during the bull market cycle generally performed poorly during the recent market decline.

Within this environment, Franklin Rising Dividends Fund - Class A delivered +14.40% cumulative total return for the fiscal year ended September 30, 2001, as shown in the Performance Summary beginning on page 8. In comparison, the Russell Mid-cap Value Index posted 0.04% total return for the same period.3

PORTFOLIO NOTES

Our investment strategy is based on our belief that companies with consistently rising dividends should, over time, also realize stock price appreciation. We select portfolio securities based on several criteria. To be eligible for purchase, stocks must pass certain investment "screens," or screening procedures, requiring consistent and substantial dividend increases, strong balance sheets and relatively low price-to-earnings ratios. We seek fundamentally sound companies that meet our standards and attempt to acquire them at attractive prices, often when they are out of favor with other investors.



2. Source: Standard & Poor's Micropal. The unmanaged Standard & Poor's 500 Composite Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index (outstanding shares times price), with each stock's weight in the index proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The unmanaged S&P 600 Small-Cap Index consists of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is a market value-weighted index (outstanding shares times price), with each stock's weight proportionate to its market value.

3. Source: Standard & Poor's Micropal. The unmanaged Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

We added five new stocks to our portfolio during the reporting period: AFLAC, Russ Berrie, ABM Industries, Carlisle Companies and Arthur J. Gallagher.
AFLAC, a leading supplemental health insurance underwriter in the U.S. and Japan, has increased its dividend for 19 consecutive years. Over the past 10 years, its operating earnings per share (EPS) grew at a 20% average annual rate. Russ Berrie, a giftware designer and distributor, also generated double-digit operating EPS growth in recent years and has a large cash and marketable securities position in its debt-free balance sheet. ABM, the largest domestic facilities services contractor, has increased its dividends for an exceptional 36 years. For each of the past seven years, ABM reported double-digit EPS growth. Carlisle, a diversified industrial company with 25 years of dividend increases, delivered consistently strong earnings growth from the 1990-91 recession until the cyclical slowdown in late 2000. Although earnings have been weak recently, we anticipate solid growth to resume after the economic cycle improves. Arthur J. Gallagher, a large regional insurance broker focusing on the middle market insurance customer, is a clear beneficiary of higher premiums for commercial property and casualty insurance. As a broker, Gallagher benefits from premium increases without taking any of the underwriting risk.

A significant position that we sold during the period under review was Block Drug Company. We eliminated this holding after GlaxoSmithKline acquired the company in a cash transaction. We sold several other, smaller positions to make room for better opportunities as we found them.

Important positive contributors to the Fund's performance during the 12 months ended September 30, 2001, were Graco, Diebold, Washington Mutual and Family Dollar Stores. These four large holdings returned more than 40% during the period. Graco manufactures fluid handling systems and related components for building contractors and other industrial applications. Despite the weak economy, housing starts remained strong in 2001, enabling Graco to continue generating solid earnings. Investors became increasingly aware of important market opportunities for Diebold's security systems, electronic voting machines, automatic teller machine (ATM) service outsourcing agreements and growing international markets for ATMs. Our position in Washington Mutual also performed well, benefiting from the declining federal funds target rate. Due to the lag in adjustable-rate mortgage repricing, Washington Mutual's earnings improved significantly as funding costs fell faster than the company's portfolio yield. Operating results for Family Dollar Stores, a leading convenience discounter, held up admirably despite the weak economy. With many growth companies experiencing substantial earnings declines, investors were pleased

TOP 10 EQUITY HOLDINGS
9/30/01

COMPANY                                                              % OF TOTAL
INDUSTRY                                                             NET ASSETS
--------------------------------------------------------------------------------
Family Dollar Stores Inc.                                                   6.4%
Retail Trade

Diebold Inc.                                                                4.2%
Electronic Technology

West Pharmaceutical
Services Inc.                                                               4.1%
Health Technology

National Commerce
Financial Corp.                                                             4.0%
Finance

Alberto-Culver Co., A                                                       3.9%
Consumer Non-Durables

Reynolds & Reynolds Co., A                                                  3.9%
Technology Services

Washington Mutual Inc.                                                      3.4%
Finance

Bemis Co. Inc.                                                              3.2%
Process Industries

Telefex Inc.                                                                3.2%
Producer Manufacturing

Leggett & Platt Inc.                                                        3.0%
Consumer Durables


that earnings growth at Family Dollar moderated only to 10% in recent quarters. The company's offering of basic household merchandise at attractive prices from convenient locations enabled the company to perform well in a weak retail environment.

One disappointing stock during the period was The Limited, a specialty retailer with several apparel brands including Express and Lerner New York. It also has a majority interest in Intimate Brands, which operates Victoria's Secret and Bath & Body Works stores. Sales across most of its stores have been poor throughout the past year. Although negatively impacted by the weak economy, we believe the company has also made some poor merchandising decisions. However, we are confident about The Limited's solid management team and the strength of its retail brands. Although the company's operating results will likely be lower this year, we anticipate better results in the future.

Notable year-over-year dividend increases during the 12-month period came from AFLAC (+18%), National Commerce Financial (+15%), American International Group (+14%), Teleflex (+13%) and Nucor (+13%).

As shown in the table on the left, our 10 largest positions as of September 30, 2001, comprised 39.3% of the Fund's total net assets. It is interesting to note how these 10 companies would, in the aggregate, respond to the Fund's screening criteria based on a simple average of statistical measures. On average, these

10 companies have raised their dividends 21 years in a row and by 287% in the last 10 years. Their most recent dividend increases averaged 10.0%, for a yield of 2.0% on September 30, 2001, and a dividend payout ratio of 34%. Long-term debt averaged 22% of capitalization, and the average price/earnings ratio was
17.5 on calendar year 2001 estimates versus 27.4 for that of the unmanaged S&P 500 on the same date.(2) It is our opinion that these companies are representative of the portfolio's fundamentally high quality. We also believe that, over the long term, companies that increase cash payments to shareholders, year after year, will be superior builders of wealth.

Sincerely,

/s/ William J. Lippman

William J. Lippman
President


/s/ Donald G. Taylor

Donald G. Taylor
Senior Portfolio Manager


Franklin Rising Dividends Fund

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This discussion reflects our views, opinions and portfolio holdings as of
September 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
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                                                                               7

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CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to
8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
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PERFORMANCE  SUMMARY AS OF  9/30/01
Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


CLASS A                                 CHANGE          9/30/01       9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$2.69          $22.71        $20.02
DISTRIBUTIONS (10/1/00-9/30/01)
Dividend Income                         $0.1936

CLASS B                                 CHANGE          9/30/01       9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$2.66          $22.62        $19.96
DISTRIBUTIONS (10/1/00-9/30/01)
Dividend Income                         $0.0896

CLASS C                                 CHANGE          9/30/01       9/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   +$2.68          $22.60        $19.92
DISTRIBUTIONS (10/1/00-9/30/01)
Dividend Income                         $0.0647

PERFORMANCE

CLASS A                                1-YEAR            5-YEAR         10-YEAR
--------------------------------------------------------------------------------
Cumulative Total Return(1)               +14.40%         +67.14%        +158.86%
Average Annual Total Return(2)            +7.83%          +9.52%          +9.33%
Value of $10,000 Investment(3)         $  10,783       $  15,754       $  24,404

                                                                      INCEPTION
CLASS B                                                  1-YEAR        (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                               +13.77%          +5.56%
Average Annual Total Return(2)                            +9.77%          +0.96%
Value of $10,000 Investment(3)                          $ 10,977        $ 10,267

                                                                      INCEPTION
CLASS C                                 1-YEAR          5-YEAR         (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)               +13.78%         +62.80%        +115.25%
Average Annual Total Return(2)           +11.66%         +10.02%         +12.50%
Value of $10,000 Investment(3)         $  11,166       $  16,119       $  21,304



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

                          AVERAGE ANNUAL TOTAL RETURN
CLASS A                                                                 9/30/01
--------------------------------------------------------------------------------
1-Year                                                                  +7.83%

5-Year                                                                  +9.52%

10-Year                                                                 +9.33%

                          AVERAGE ANNUAL TOTAL RETURN
CLASS B                                                                 9/30/01
--------------------------------------------------------------------------------
1-Year                                                                  +9.77%

Since Inception (1/1/99)                                                +0.96%


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index. The Consumer Price Index (CPI) is a commonly used measure of the inflation rate.

CLASS A (10/1/91-9/30/01)

[LINE GRAPH]

The following line graph compares the performance of Franklin Rising Dividends Fund - Class A with that of the Russell Midcap Value Index(4) and the CPI(4) based on a $10,000 investment from 10/1/91 to 9/30/01.


                         FRANKLIN RISING           RUSSELL
                            DIVIDENDS           MIDCAP VALUE
    DATE                  FUND - CLASS A            INDEX                  CPI
--------------------------------------------------------------------------------
 10/01/1991                  $ 9,427               $10,000               $10,000
 10/31/1991                  $ 9,521               $10,192               $10,015
 11/30/1991                  $ 9,407               $ 9,714               $10,044
 12/31/1991                  $10,001               $10,658               $10,051
 01/31/1992                  $10,061               $10,932               $10,066
 02/29/1992                  $10,048               $11,340               $10,102
 03/31/1992                  $ 9,897               $11,168               $10,154
 04/30/1992                  $ 9,998               $11,452               $10,168
 05/31/1992                  $10,166               $11,559               $10,182
 06/30/1992                  $10,000               $11,470               $10,219
 07/31/1992                  $10,393               $11,930               $10,240
 08/31/1992                  $10,271               $11,581               $10,269
 09/30/1992                  $10,458               $11,813               $10,298
 10/31/1992                  $10,580               $12,060               $10,334
 11/30/1992                  $10,920               $12,568               $10,348
 12/31/1992                  $11,039               $12,969               $10,341
 01/31/1993                  $10,930               $13,297               $10,392
 02/28/1993                  $10,766               $13,584               $10,428
 03/31/1993                  $10,851               $14,055               $10,465
 04/30/1993                  $10,467               $13,808               $10,494
 05/31/1993                  $10,598               $14,119               $10,509
 06/30/1993                  $10,478               $14,412               $10,523
 07/31/1993                  $10,484               $14,571               $10,523
 08/31/1993                  $10,656               $15,068               $10,553
 09/30/1993                  $10,660               $15,028               $10,575
 10/31/1993                  $10,812               $14,859               $10,618
 11/30/1993                  $10,536               $14,515               $10,626
 12/31/1993                  $10,653               $14,994               $10,626
 01/31/1994                  $10,799               $15,431               $10,655
 02/28/1994                  $10,403               $15,156               $10,691
 03/31/1994                  $ 9,895               $14,569               $10,727
 04/30/1994                  $ 9,909               $14,784               $10,742
 05/31/1994                  $10,041               $14,803               $10,750
 06/30/1994                  $10,020               $14,530               $10,786
 07/31/1994                  $10,111               $15,112               $10,815
 08/31/1994                  $10,545               $15,672               $10,859
 09/30/1994                  $10,299               $15,182               $10,888
 10/31/1994                  $10,257               $15,168               $10,896
 11/30/1994                  $10,004               $14,499               $10,910
 12/31/1994                  $10,102               $14,675               $10,910
 01/31/1995                  $10,364               $15,088               $10,953
 02/28/1995                  $10,675               $15,850               $10,997
 03/31/1995                  $10,906               $16,148               $11,033
 04/30/1995                  $10,984               $16,491               $11,070
 05/31/1995                  $11,381               $17,154               $11,092
 06/30/1995                  $11,506               $17,550               $11,114
 07/31/1995                  $11,784               $18,162               $11,114
 08/31/1995                  $11,969               $18,518               $11,143
 09/30/1995                  $12,392               $18,943               $11,165
 10/31/1995                  $12,277               $18,573               $11,202
 11/30/1995                  $12,907               $19,589               $11,194
 12/31/1995                  $13,158               $19,803               $11,187
 01/31/1996                  $13,425               $20,284               $11,253
 02/29/1996                  $13,591               $20,477               $11,289
 03/31/1996                  $13,561               $20,909               $11,347
 04/30/1996                  $13,511               $21,086               $11,391
 05/31/1996                  $13,894               $21,289               $11,413
 06/30/1996                  $14,032               $21,312               $11,420
 07/31/1996                  $13,582               $20,298               $11,442
 08/31/1996                  $13,894               $21,150               $11,463
 09/30/1996                  $14,601               $21,926               $11,500
 10/31/1996                  $15,046               $22,503               $11,537
 11/30/1996                  $16,088               $23,916               $11,559
 12/31/1996                  $16,240               $23,816               $11,559
 01/31/1997                  $16,558               $24,564               $11,596
 02/28/1997                  $17,008               $24,979               $11,632
 03/31/1997                  $16,479               $24,219               $11,661
 04/30/1997                  $16,891               $24,830               $11,675
 05/31/1997                  $18,176               $26,292               $11,668
 06/30/1997                  $18,822               $27,268               $11,682
 07/31/1997                  $20,429               $29,291               $11,696
 08/31/1997                  $20,008               $28,948               $11,718
 09/30/1997                  $21,040               $30,743               $11,747
 10/31/1997                  $20,524               $29,808               $11,777
 11/30/1997                  $21,017               $30,813               $11,770
 12/31/1997                  $21,493               $31,993               $11,756
 01/31/1998                  $21,396               $31,372               $11,778
 02/28/1998                  $23,097               $33,468               $11,800
 03/31/1998                  $23,733               $35,192               $11,823
 04/30/1998                  $23,635               $34,995               $11,844
 05/31/1998                  $22,731               $34,179               $11,865
 06/30/1998                  $22,429               $34,289               $11,879
 07/31/1998                  $21,666               $32,550               $11,894
 08/31/1998                  $18,225               $27,974               $11,908
 09/30/1998                  $19,136               $29,607               $11,922
 10/31/1998                  $21,162               $31,526               $11,951
 11/30/1998                  $21,927               $32,632               $11,951
 12/31/1998                  $22,788               $33,624               $11,944
 01/31/1999                  $21,588               $32,841               $11,972
 02/28/1999                  $20,823               $32,118               $11,987
 03/31/1999                  $20,691               $32,578               $12,023
 04/30/1999                  $22,292               $35,663               $12,111
 05/31/1999                  $22,525               $35,813               $12,111
 06/30/1999                  $23,341               $36,221               $12,111
 07/31/1999                  $22,961               $35,315               $12,147
 08/31/1999                  $21,999               $34,093               $12,176
 09/30/1999                  $20,722               $32,368               $12,234
 10/31/1999                  $20,907               $33,323               $12,256
 11/30/1999                  $20,654               $32,713               $12,264
 12/31/1999                  $20,445               $33,590               $12,264
 01/31/2000                  $19,470               $31,581               $12,301
 02/29/2000                  $19,407               $30,261               $12,373
 03/31/2000                  $21,065               $33,929               $12,475
 04/30/2000                  $20,969               $34,065               $12,482
 05/31/2000                  $21,320               $34,651               $12,497
 06/30/2000                  $20,156               $33,358               $12,562
 07/31/2000                  $19,964               $34,139               $12,591
 08/31/2000                  $21,123               $36,231               $12,591
 09/30/2000                  $21,333               $36,579               $12,656
 10/31/2000                  $21,855               $37,274               $12,678
 11/30/2000                  $22,206               $36,790               $12,686
 12/31/2000                  $24,326               $40,035               $12,678
 01/31/2001                  $24,743               $39,890               $12,758
 02/28/2001                  $24,614               $39,723               $12,809
 03/31/2001                  $24,164               $38,623               $12,838
 04/30/2001                  $25,384               $40,747               $12,890
 05/31/2001                  $26,284               $41,904               $12,948
 06/30/2001                  $26,348               $41,347               $12,970
 07/31/2001                  $26,896               $41,181               $12,933
 08/31/2001                  $26,735               $40,428               $12,933
 09/30/2001                  $24,404               $36,571               $12,992






CLASS B (1/1/99-9/30/01)

[LINE GRAPH]
The following line graph compares the performance of Franklin Rising Dividends Fund - Class B with that of the Russell Midcap Value Index(4) and the CPI(4) based on a $10,000 investment from 10/1/91 to 9/30/01.


                         FRANKLIN RISING
                            DIVIDENDS           RUSSELL MIDCAP
     DATE                 FUND - CLASS B         VALUE INDEX               CPI
--------------------------------------------------------------------------------
  01/01/1999                 $10,000               $10,000               $10,000
  01/31/1999                 $ 9,473               $ 9,767               $10,024
  02/28/1999                 $ 9,133               $ 9,552               $10,036
  03/31/1999                 $ 9,075               $ 9,689               $10,066
  04/30/1999                 $ 9,774               $10,606               $10,140
  05/31/1999                 $ 9,867               $10,651               $10,140
  06/30/1999                 $10,222               $10,772               $10,140
  07/31/1999                 $10,051               $10,503               $10,170
  08/31/1999                 $ 9,625               $10,140               $10,194
  09/30/1999                 $ 9,063               $ 9,626               $10,243
  10/31/1999                 $ 9,140               $ 9,910               $10,262
  11/30/1999                 $ 9,024               $ 9,729               $10,268
  12/31/1999                 $ 8,930               $ 9,990               $10,268
  01/31/2000                 $ 8,498               $ 9,392               $10,299
  02/29/2000                 $ 8,471               $ 9,000               $10,360
  03/31/2000                 $ 9,194               $10,091               $10,444
  04/30/2000                 $ 9,147               $10,131               $10,451
  05/31/2000                 $ 9,291               $10,305               $10,463
  06/30/2000                 $ 8,780               $ 9,921               $10,518
  07/31/2000                 $ 8,692               $10,153               $10,542
  08/31/2000                 $ 9,194               $10,775               $10,542
  09/30/2000                 $ 9,278               $10,879               $10,597
  10/31/2000                 $ 9,506               $11,085               $10,615
  11/30/2000                 $ 9,650               $10,941               $10,621
  12/31/2000                 $10,570               $11,906               $10,615
  01/31/2001                 $10,747               $11,864               $10,682
  02/28/2001                 $10,682               $11,814               $10,724
  03/31/2001                 $10,481               $11,486               $10,749
  04/30/2001                 $11,008               $12,118               $10,792
  05/31/2001                 $11,390               $12,462               $10,841
  06/30/2001                 $11,416               $12,297               $10,859
  07/31/2001                 $11,644               $12,247               $10,829
  08/31/2001                 $11,574               $12,023               $10,829
  09/30/2001                 $10,267               $10,876               $10,877

CLASS C (5/1/95-9/30/01)

[LINE GRAPH]
GRAPHIC MATERIAL (3)

The following line graph compares the performance of Franklin Rising Dividends Fund - Class C with that of the Russell Midcap Value Index(4) and the CPI(4) based on a $10,000 investment from 5/1/95 to 9/30/01.



                         FRANKLIN RISING
                            DIVIDENDS           RUSSELL MIDCAP
     DATE                 FUND - CLASS C         VALUE INDEX               CPI
--------------------------------------------------------------------------------
  05/01/1995                 $ 9,897               $10,000               $10,000
  05/31/1995                 $10,282               $10,402               $10,020
  06/30/1995                 $10,390               $10,642               $10,040
  07/31/1995                 $10,635               $11,014               $10,040
  08/31/1995                 $10,796               $11,230               $10,066
  09/30/1995                 $11,169               $11,487               $10,086
  10/31/1995                 $11,059               $11,263               $10,120
  11/30/1995                 $11,622               $11,879               $10,112
  12/31/1995                 $11,842               $12,008               $10,105
  01/31/1996                 $12,076               $12,300               $10,165
  02/29/1996                 $12,219               $12,417               $10,198
  03/31/1996                 $12,184               $12,679               $10,251
  04/30/1996                 $12,125               $12,787               $10,291
  05/31/1996                 $12,471               $12,909               $10,310
  06/30/1996                 $12,591               $12,924               $10,316
  07/31/1996                 $12,180               $12,308               $10,336
  08/31/1996                 $12,461               $12,825               $10,356
  09/30/1996                 $13,086               $13,296               $10,389
  10/31/1996                 $13,479               $13,646               $10,422
  11/30/1996                 $14,402               $14,503               $10,442
  12/31/1996                 $14,533               $14,442               $10,442
  01/31/1997                 $14,818               $14,895               $10,475
  02/28/1997                 $15,209               $15,147               $10,508
  03/31/1997                 $14,735               $14,687               $10,534
  04/30/1997                 $15,090               $15,057               $10,547
  05/31/1997                 $16,235               $15,944               $10,540
  06/30/1997                 $16,809               $16,535               $10,553
  07/31/1997                 $18,228               $17,762               $10,565
  08/31/1997                 $17,850               $17,554               $10,586
  09/30/1997                 $18,761               $18,643               $10,612
  10/31/1997                 $18,293               $18,076               $10,639
  11/30/1997                 $18,719               $18,685               $10,632
  12/31/1997                 $19,143               $19,401               $10,619
  01/31/1998                 $19,048               $19,024               $10,640
  02/28/1998                 $20,552               $20,295               $10,660
  03/31/1998                 $21,114               $21,340               $10,680
  04/30/1998                 $21,019               $21,221               $10,699
  05/31/1998                 $20,204               $20,726               $10,719
  06/30/1998                 $19,926               $20,793               $10,731
  07/31/1998                 $19,238               $19,738               $10,744
  08/31/1998                 $16,174               $16,963               $10,757
  09/30/1998                 $16,983               $17,954               $10,770
  10/31/1998                 $18,764               $19,117               $10,796
  11/30/1998                 $19,437               $19,788               $10,796
  12/31/1998                 $20,188               $20,390               $10,789
  01/31/1999                 $19,120               $19,915               $10,815
  02/28/1999                 $18,439               $19,477               $10,828
  03/31/1999                 $18,312               $19,755               $10,861
  04/30/1999                 $19,718               $21,626               $10,940
  05/31/1999                 $19,908               $21,717               $10,940
  06/30/1999                 $20,622               $21,964               $10,940
  07/31/1999                 $20,277               $21,415               $10,973
  08/31/1999                 $19,422               $20,674               $10,999
  09/30/1999                 $18,289               $19,628               $11,052
  10/31/1999                 $18,435               $20,207               $11,072
  11/30/1999                 $18,202               $19,837               $11,079
  12/31/1999                 $18,014               $20,369               $11,079
  01/31/2000                 $17,142               $19,151               $11,112
  02/29/2000                 $17,095               $18,350               $11,177
  03/31/2000                 $18,550               $20,575               $11,269
  04/30/2000                 $18,465               $20,657               $11,276
  05/31/2000                 $18,756               $21,012               $11,289
  06/30/2000                 $17,723               $20,228               $11,348
  07/31/2000                 $17,545               $20,702               $11,374
  08/31/2000                 $18,559               $21,971               $11,374
  09/30/2000                 $18,724               $22,182               $11,433
  10/31/2000                 $19,175               $22,603               $11,453
  11/30/2000                 $19,467               $22,309               $11,460
  12/31/2000                 $21,324               $24,277               $11,453
  01/31/2001                 $21,682               $24,190               $11,525
  02/28/2001                 $21,550               $24,088               $11,571
  03/31/2001                 $21,155               $23,421               $11,598
  04/30/2001                 $22,209               $24,709               $11,644
  05/31/2001                 $22,981               $25,411               $11,696
  06/30/2001                 $23,027               $25,073               $11,716
  07/31/2001                 $23,498               $24,972               $11,683
  08/31/2001                 $23,348               $24,515               $11,683
  09/30/2001                 $21,304               $22,177               $11,736



                          AVERAGE ANNUAL TOTAL RETURN
CLASS C                                                                 9/30/01
--------------------------------------------------------------------------------
1-Year                                                                  +11.66%

5-Year                                                                  +10.02%

Since Inception (5/1/95)                                                +12.50%

4. Source: Standard & Poor's Micropal. The Russell Midcap Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index.


Past performance does not guarantee future results.

FRANKLIN  MANAGED  TRUST
FRANKLIN RISING DIVIDENDS FUND

Financial Highlights

                                                                                      CLASS A
                                                   --------------------------------------------------------------------------------
                                                                               YEAR ENDED SEPTEMBER 30,
                                                   --------------------------------------------------------------------------------
                                                       2001             2000             1999             1998              1997
                                                   --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............    $     20.02      $     21.28      $     21.53      $     26.93      $     20.03
Income from investment operations:
  Net investment income(a) ....................            .18              .16              .15              .13              .16
  Net realized and unrealized gains (losses) ..           2.70              .40             1.76            (2.22)            8.23
                                                   --------------------------------------------------------------------------------
Total from investment operations ..............           2.88              .56             1.91            (2.09)            8.39
                                                   --------------------------------------------------------------------------------
Less distributions from:
  Net investment income .......................           (.19)            (.15)            (.17)            (.11)            (.18)
  Net realized gains ..........................             --            (1.67)           (1.99)           (3.20)           (1.31)
                                                   --------------------------------------------------------------------------------
Total distributions ...........................           (.19)           (1.82)           (2.16)           (3.31)           (1.49)
                                                   --------------------------------------------------------------------------------
Net asset value, end of year ..................    $     22.71      $     20.02      $     21.28      $     21.53      $     26.93
                                                   ===============================================================================

Total return(b) ...............................          14.40%            2.95%            8.29%           (9.05)%          44.10%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............    $   297,316      $   261,571      $   363,918      $   407,336      $   394,873
Ratios to average net assets:
  Expenses ....................................           1.45%            1.58%            1.43%            1.39%            1.41%
  Net investment income .......................            .78%             .81%             .66%             .51%             .71%
Portfolio turnover rate .......................          18.72%           11.91%           14.04%           23.99%           39.47%


a Based on average shares outstanding effective year ended September 30, 1999.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN  MANAGED  TRUST
FRANKLIN RISING DIVIDENDS FUND

Financial Highlights (continued)

                                                                                                     CLASS B
                                                                              ------------------------------------------------------
                                                                                             YEAR ENDED SEPTEMBER 30,
                                                                              ------------------------------------------------------
                                                                                   2001                2000               1999(d)
                                                                              ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................       $   19.96         $   21.23         $   23.54
                                                                              ======================================================
Income from investment operations:
Net investment income(a) ..................................................             .06               .06               .04
Net realized and unrealized gains (losses) ................................            2.69               .39             (2.24)
                                                                              ------------------------------------------------------
Total from investment operations ..........................................            2.75               .45             (2.20)
                                                                              ------------------------------------------------------
Less distributions from:
Net investment income .....................................................            (.09)             (.05)             (.11)
Net realized gains ........................................................              --             (1.67)               --
                                                                              ------------------------------------------------------
Total distributions .......................................................            (.09)            (1.72)             (.11)
                                                                              ------------------------------------------------------
Net asset value, end of year ..............................................       $   22.62         $   19.96         $   21.23
                                                                              ======================================================

Total return(b) ...........................................................           13.77%             2.38%            (9.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........................................       $   4,934         $   1,684         $   1,477
Ratios to average net assets:
Expenses ..................................................................            2.00%             2.13%             1.98%(c)
Net investment income .....................................................             .24%              .27%               24%(c)
Portfolio turnover rate ...................................................           18.72%            11.91%            14.04%


a    Based on average shares outstanding.

b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

c    Annualized

d    For the period January 1, 1999 (effective date) to September 30, 1999.

FRANKLIN  MANAGED  TRUST
FRANKLIN RISING DIVIDENDS FUND

Financial Highlights (continued)

                                                                                              CLASS C
                                                                   -----------------------------------------------------------------
                                                                                       YEAR ENDED SEPTEMBER 30,
                                                                   -----------------------------------------------------------------
                                                                     2001          2000           1999          1998          1997
                                                                   -----------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................       $ 19.92       $ 21.19        $ 21.45       $ 26.85       $ 19.98
                                                                   -----------------------------------------------------------------
Income from investment operations:
  Net investment income(a) .................................           .05             .06            .03            --         .08
  Net realized and unrealized gains (losses) ...............          2.70             .39           1.75         (2.20)       8.17
                                                                   -----------------------------------------------------------------
Total from investment operations ...........................          2.75             .45           1.78         (2.20)       8.25
                                                                   -----------------------------------------------------------------
Less distributions from:
  Net investment income ....................................          (.07)         (.05)          (.05)           --          (.07)
  Net realized gains .......................................            --         (1.67)         (1.99)        (3.20)        (1.31)
                                                                   -----------------------------------------------------------------
Total distributions ........................................          (.07)        (1.72)         (2.04)        (3.20)        (1.38)
                                                                   -----------------------------------------------------------------
Net asset value, end of year ...............................       $ 22.60       $ 19.92        $ 21.19       $ 21.45       $ 26.85
                                                                   =================================================================

Total return(b) ............................................         13.78%         2.38%          7.69%        (9.48)%       43.37%


Ratios/supplemental data

Net assets, end of year (000's) ............................       $32,074       $23,870        $40,544       $43,790       $14,526
Ratios to average net assets:
  Expenses .................................................          1.99%         2.07%          1.98%         1.94%         1.95%
  Net investment income (loss) .............................            23%           30%            11%         (.05)%          17%
Portfolio turnover rate ....................................         18.72%        11.91%         14.04%        23.99%        39.47%


a Based on average shares outstanding effective year ended September 30, 1999.

b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

                       See notes to financial statements.

FRANKLIN  MANAGED  TRUST
FRANKLIN RISING DIVIDENDS FUND

Statement of Investments, September 30, 2001

                                                                                                           SHARES           VALUE
                                                                                                         ---------------------------
COMMON STOCKS 97.7%
APPAREL/FOOTWEAR .7%
Superior Uniform Group Inc. ..................................................................            260,900        $ 2,308,965
                                                                                                                         -----------
COMMERCIAL SERVICES 1.7%
ABM Industries Inc. ..........................................................................            133,000          3,432,730
Wallace Computer Services Inc. ...............................................................            150,000          2,385,000
                                                                                                                         -----------
                                                                                                                           5,817,730
                                                                                                                         -----------
CONSUMER DURABLES 4.3%
Leggett & Platt Inc. .........................................................................            508,100          9,907,950
Russ Berrie & Co. Inc. .......................................................................            164,700          4,381,020
                                                                                                                         -----------
                                                                                                                          14,288,970
                                                                                                                         -----------
CONSUMER NON-DURABLES 8.4%
Alberto-Culver Co., A ........................................................................            397,900         13,122,742
Lancaster Colony Corp. .......................................................................            176,900          4,954,969
Philip Morris Cos. Inc. ......................................................................             81,500          3,935,635
Universal Corp. ..............................................................................            177,600          5,926,512
                                                                                                                         -----------
                                                                                                                          27,939,858
                                                                                                                         -----------
ELECTRONIC TECHNOLOGY 6.7%
Cohu Inc. ....................................................................................            546,300          8,172,648
Diebold Inc. .................................................................................            371,300         14,146,530
                                                                                                                         -----------
                                                                                                                          22,319,178
                                                                                                                         -----------
ENERGY MINERALS 1.3%
Royal Dutch Petroleum Co., N.Y. shs. (Netherlands) ...........................................             89,700          4,507,425
                                                                                                                         -----------
FINANCE 15.8%
Mercantile Bankshares Corp. ..................................................................            204,950          8,136,515
National Commerce Financial Corp. ............................................................            518,300         13,527,630
State Street Corp. ...........................................................................             84,200          3,831,100
TrustCo Bank Corp. ...........................................................................            407,062          5,593,032
U.S. Bancorp .................................................................................            295,903          6,563,129
Washington Mutual Inc. .......................................................................            293,450         11,291,956
Wilmington Trust Corp. .......................................................................             69,700          3,847,440
                                                                                                                         -----------
                                                                                                                          52,790,802
                                                                                                                         -----------
GOVERNMENT SPONSORED CORPORATION 1.5%
Fannie Mae ...................................................................................             62,800          5,027,768
                                                                                                                         -----------
HEALTH TECHNOLOGY 8.1%
Becton, Dickinson & Co. ......................................................................            106,700          3,947,900
Pall Corp. ...................................................................................            499,300          9,711,385
West Pharmaceutical Services Inc. ............................................................            551,800         13,574,280
                                                                                                                         -----------
                                                                                                                          27,233,565
                                                                                                                         -----------
INSURANCE-LIFE/HEALTH 1.8%
AFLAC Inc. ...................................................................................            215,600          5,821,200
                                                                                                                         -----------
INSURANCE-BROKER SERVICES 1.7%
Arthur J. Gallagher & Co. ....................................................................            170,000          5,754,500
                                                                                                                         -----------

FRANKLIN  MANAGED  TRUST
FRANKLIN RISING DIVIDENDS FUND

Statement of Investments, September 30, 2001 (cont.)

                                                                                                      SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MULTI-LINE INSURANCE 2.6%
American International Group Inc. ....................................................                111,877           $  8,726,406
                                                                                                                        ------------
NON-ENERGY MINERALS 2.1%
Nucor Corp. ..........................................................................                177,100              7,030,870
                                                                                                                        ------------
PROCESS INDUSTRIES 8.1%
Bemis Co. Inc. .......................................................................                265,300             10,572,205
Brady Corp., A .......................................................................                150,500              4,484,900
Donaldson Co. Inc. ...................................................................                135,600              3,907,992
Myers Industries Inc. ................................................................                548,764              6,502,853
Sherwin-Williams Co. .................................................................                 73,600              1,635,392
                                                                                                                        ------------
                                                                                                                          27,103,342
                                                                                                                        ------------
PRODUCER MANUFACTURING 17.3%
Baldor Electric Co. ..................................................................                325,766              6,466,455
Carlisle Cos. Inc. ...................................................................                186,000              5,213,580
CIRCOR International Inc. ............................................................                220,300              3,304,500
Dover Corp. ..........................................................................                278,400              8,382,624
General Electric Co. .................................................................                 15,800                587,760
Graco Inc. ...........................................................................                295,450              8,922,590
Kaydon Corp. .........................................................................                339,800              7,112,014
Superior Industries International Inc. ...............................................                225,500              7,488,855
Teleflex Inc. ........................................................................                282,400             10,558,936
                                                                                                                        ------------
                                                                                                                          58,037,314
                                                                                                                        ------------
PROPERTY-CASUALTY INSURANCE 3.0%
Mercury General Corp. ................................................................                 87,800              3,485,660
RLI Corp. ............................................................................                159,762              6,550,242
                                                                                                                        ------------
                                                                                                                          10,035,902
                                                                                                                        ------------
RETAIL TRADE 8.7%
Family Dollar Stores Inc. ............................................................                772,900             21,270,208
Fresh Brands Inc. ....................................................................                184,900              2,819,725
The Limited Inc. .....................................................................                516,410              4,905,895
                                                                                                                        ------------
                                                                                                                          28,995,828
                                                                                                                        ------------
TECHNOLOGY SERVICES 3.9%
Reynolds & Reynolds Co., A ...........................................................                560,800             13,066,640
                                                                                                                        ------------
TOTAL COMMON STOCKS (COST $256,904,847) ..............................................                                   326,806,263
                                                                                                                        ------------
(a)SHORT TERM INVESTMENTS 2.0%
Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $6,550,883) ......              6,550,883              6,550,883
                                                                                                                        ------------
TOTAL INVESTMENTS (COST $263,455,730) 99.7% ..........................................                                   333,357,146
OTHER ASSETS, LESS LIABILITIES .3% ...................................................                                       967,433
                                                                                                                        ------------
NET ASSETS 100.0% ....................................................................                                  $334,324,579
                                                                                                                        ============


a The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers Inc.


                       See notes to financial statements.

FRANKLIN  MANAGED  TRUST
FRANKLIN RISING DIVIDENDS FUND

Financial Statements

Statement of Assets and Liabilities
September 30, 2001

Assets:
 Investments in securities:
  Cost ......................................................................................................           $263,455,730
                                                                                                                        ============
  Value .....................................................................................................            333,357,146
Receivables:
  Investment securities sold ................................................................................                484,585
  Capital shares sold .......................................................................................              1,524,544
  Dividends .................................................................................................                477,664
                                                                                                                        ------------
      Total assets ..........................................................................................            335,843,939
                                                                                                                        ------------
Liabilities:
  Payables:
    Capital shares redeemed .................................................................................                770,044
    Affiliates ..............................................................................................                543,815
    Shareholders ............................................................................................                129,959
  Other liabilities .........................................................................................                 75,542
                                                                                                                        ------------
      Total liabilities .....................................................................................              1,519,360
                                                                                                                        ------------
        Net assets, at value ................................................................................           $334,324,579
                                                                                                                        ============
Net assets consist of:
  Undistributed net investment income .......................................................................           $    294,132
  Net unrealized appreciation ...............................................................................             69,901,416
  Accumulated net realized gain .............................................................................              9,241,168
  Capital shares ............................................................................................            254,887,863
                                                                                                                        ------------
        Net assets, at value ................................................................................           $334,324,579
                                                                                                                        ============
CLASS A:
  Net asset value per share* ($297,316,027 / 13,091,523 shares outstanding) .................................           $      22.71
                                                                                                                        ============
  Maximum offering price per share ($22.71/ 94.25%) .........................................................           $      24.10
                                                                                                                        ============
CLASS B:
  Net asset value and maximum offering price per share* ($4,934,302 / 218,099 shares outstanding) ...........           $      22.62
                                                                                                                        ============
CLASS C:
  Net asset value per share* ($32,074,250 / 1,419,304 shares outstanding) ...................................           $      22.60
                                                                                                                        ============
  Maximum offering price per share ($22.60 / 99.00%) ........................................................           $      22.83
                                                                                                                        ============


* Redemption price is equal to net asset value less any applicable contingent deferred sales charge and redemption fees retained by the fund.

                       See notes to financial statements.

FRANKLIN  MANAGED  TRUST
FRANKLIN RISING DIVIDENDS FUND

Financial Statements (continued)

Statement of Operations
for the year ended September 30, 2001

Investment income:
(net of foreign taxes and fees of $18,987)
  Dividends ........................................................................................                     $ 7,225,993
                                                                                                                         -----------
Expenses:
  Management fees (Note 3) .........................................................................                       2,387,273
  Distribution fees (Note 3)
    Class A ........................................................................................                       1,316,249
    Class B ........................................................................................                          29,595
    Class C ........................................................................................                         273,664
  Transfer agent fees (Note 3) .....................................................................                         674,845
  Accounting fees (Note 3) .........................................................................                          43,333
  Custodian fees ...................................................................................                           3,070
  Reports to shareholders ..........................................................................                          44,831
  Registration and filing fees .....................................................................                          56,768
  Professional fees ................................................................................                          32,391
  Trustees' fees and expenses ......................................................................                          12,816
  Other ............................................................................................                             755
                                                                                                                         -----------
       Total expenses ..............................................................................                       4,875,590
                                                                                                                         -----------
       Net investment income .......................................................................                       2,350,403
                                                                                                                         -----------
Realized and unrealized gains:
  Net realized gain from investments ...............................................................                      12,707,613
  Net unrealized appreciation on investments .......................................................                      23,224,379
                                                                                                                         -----------
Net realized and unrealized gain ...................................................................                      35,931,992
                                                                                                                         -----------
Net increase in net assets resulting from operations ...............................................                     $38,282,395
                                                                                                                         ===========


                       See notes to financial statements.

FRANKLIN  MANAGED  TRUST
FRANKLIN RISING DIVIDENDS FUND

Financial Statements (continued)

Statements of Changes in Net Assets
for the years ended September 30, 2001 and 2000

                                                                                                    2001                   2000
                                                                                             --------------------------------------
Increase (decrease) in net assets:
Operations:
  Net investment income ..........................................................           $   2,350,403            $   2,517,103
  Net realized gain (loss) from investments ......................................              12,707,613                 (706,049)
  Net unrealized appreciation on investments .....................................              23,224,379                3,602,886
                                                                                             --------------------------------------
           Net increase in net assets resulting from operations ..................              38,282,395                5,413,940
Distributions to shareholders from:
  Net investment income:
    Class A ......................................................................              (2,477,221)              (2,286,347)
    Class B ......................................................................                 (11,145)                  (4,239)
    Class C ......................................................................                 (77,403)                 (74,219)
  Net realized gains:
    Class A ......................................................................                      --              (27,626,225)
    Class B ......................................................................                      --                 (125,676)
    Class C ......................................................................                      --               (2,881,817)
                                                                                             --------------------------------------
Total distributions to shareholders ..............................................              (2,565,769)             (32,998,523)
Capital share transactions: (Note 2)
    Class A ......................................................................               2,727,514              (77,576,033)
    Class B ......................................................................               3,175,941                  299,574
    Class C ......................................................................               5,579,653              (13,952,588)
                                                                                             --------------------------------------
Total capital share transactions .................................................              11,483,108              (91,229,047)
          Net increase (decrease) in net assets ..................................              47,199,734             (118,813,630)
Net assets:
 Beginning of year ...............................................................             287,124,845              405,938,475
                                                                                             --------------------------------------
 End of year .....................................................................           $ 334,324,579            $ 287,124,845
                                                                                             ======================================
Undistributed net investment income included in net assets:
 End of year .....................................................................           $     294,132            $     509,498
                                                                                             ======================================


                       See notes to financial statements.

FRANKLIN  MANAGED  TRUST
FRANKLIN RISING DIVIDENDS FUND

Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Managed Trust (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of one fund, the Franklin Rising Dividends Fund (the Fund). The Fund seeks to provide growth and income.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class B and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

FRANKLIN  MANAGED  TRUST
FRANKLIN RISING DIVIDENDS FUND

Notes to Financial Statements (continued)

2.  SHARES OF BENEFICIAL INTEREST (cont.)

At September 30, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                                    YEAR ENDED SEPTEMBER 30,
                                                          -------------------------------------------------------------------------
                                                                          2001                                  2000
                                                          -------------------------------------------------------------------------
                                                               SHARES             AMOUNT               SHARES            AMOUNT
                                                          -------------------------------------------------------------------------
CLASS A SHARES:
Shares sold ........................................          3,023,362       $  70,543,555           3,156,540       $  62,357,789
Shares issued in reinvestment of distributions .....             91,931           2,104,858           1,321,454          25,622,053
Shares redeemed ....................................         (3,091,185)        (69,920,899)         (8,509,483)       (165,555,875)
                                                          -------------------------------------------------------------------------
Net increase (decrease) ............................             24,108       $   2,727,514          (4,031,489)      $ (77,576,033)
                                                          =========================================================================
CLASS B SHARES:
Shares sold ........................................            152,258       $   3,588,205              39,937       $     784,493
Shares issued in reinvestment of distributions .....                411               9,541               6,198             119,917
Shares redeemed ....................................            (18,930)           (421,805)            (31,319)           (604,836)
                                                          -------------------------------------------------------------------------
Net increase .......................................            133,739       $   3,175,941              14,816       $     299,574
                                                          =========================================================================
CLASS C SHARES:
Shares sold ........................................            576,158       $  13,515,889             245,683       $   4,822,593
Shares issued in reinvestment of distributions .....              3,033              68,840             136,866           2,641,358
Shares redeemed ....................................           (358,336)         (8,005,076)         (1,097,777)        (21,416,539)
                                                          -------------------------------------------------------------------------
Net increase (decrease) ............................            220,855       $   5,579,653            (715,228)      $ (13,952,588)
                                                          =========================================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisory Services, LLC (Advisory Services), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, LLC (FT Services), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, principal underwriter, administrative manager, and transfer agent, respectively.

The Fund pays an investment management fee to Advisory Services based on the average net assets of the Fund as follows:

ANNUALIZED
 FEE RATE               AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
    .750%               First $500 million
    .625%               Over $500 million, up to and including $1 billion
    .500%               In excess of $1 billion

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

FRANKLIN  MANAGED  TRUST
FRANKLIN RISING DIVIDENDS FUND

Notes to Financial Statements (continued)

3.  TRANSACTIONS WITH AFFILIATES (cont.)

The Fund also pays accounting fees to Advisory Services.

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .50%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $168,906 and $7,993, respectively.

The Fund paid transfer agent fees of $674,845 of which $503,683 was paid to Investor Services.

4.  INCOME TAXES

At September 30, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes of $265,223,484 was as follows:

Unrealized appreciation ...........................                $ 88,037,367
Unrealized depreciation ...........................                 (19,903,705)
Net unrealized appreciation .......................                $ 68,133,662

Net realized gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

The Fund utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for tax purposes.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended September 30, 2001, aggregated $69,980,160 and $58,587,625, respectively.

FRANKLIN  MANAGED  TRUST
FRANKLIN RISING DIVIDENDS FUND

Independent Auditors' Report

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF FRANKLIN MANAGED TRUST:

We have audited the accompanying statement of assets and liabilities of the Franklin Rising Dividends Fund, a series of shares of Franklin Managed Trust, including the statement of investments, as of September 30, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Franklin Rising Dividends Fund at September 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 1, 2001

FRANKLIN  MANAGED  TRUST
FRANKLIN RISING DIVIDENDS FUND

Tax Designation

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 100% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended September 30, 2001.

Under Section 852(b)(3)(c) of the Internal Revenue Code, the Fund hereby designates $12,438,497 as a capital gain dividend for the fiscal year ended September 30, 2001.


24